Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revolving Credit Facilities (Textual) [Abstract]
Description of variable date basis	LIBOR plus
Debt instrument variable rate	1.65%
Debt instrument variable rate before amendment description	2.75%
Revolving Credit Facilities, Covenant Compliance	The Company was in compliance with these covenants at December 31, 2011.
Term Loan, Covenant Compliance	The Company was in compliance with these covenants at December 31, 2011.
Extended Unsecured Credit Facility maturity date	2 years
Net book value of investments and real estate collateralizing mortgages payable	$ 2,300,000,000
Fixed interest rates on mortgage payables Minimum	4.20%
Fixed interest rates on mortgage payables Maximum	9.80%
Gross Fees paid for Revolving Credit Facilities and Term Loan	4,000,000	2,900,000	2,300,000
Debt extinguishment cost	7,900,000	4,200,000	14,400,000
Unsecured Revolving Credit Facility With JP Morgan Chase Bank N.A. and Wells Fargo Bank N.A. [Member]
Line of Credit Facility [Line Items]
Unsecured revolving credit facility borrowing capacity before amendment	950,000,000
Unsecured revolving credit facility borrowing capacity after amendment	750,000,000
Accordion feature	1,250,000,000
Interest Rate before Amendment	LIBOR plus 275 basis points
Interest Rate After Amendment	LIBOR plus 165 basis points
Line of Credit Facility competitive bid option on periodic interest rates	up to50% of the facility
Facility fee basis points before amendment	0.50%
Facility fee basis points after amendment	0.35%
Specified spread line of credit facility prime rate	0.65%
Specified spread line of credit facility LIBOR rate	1.65%
Outstanding Balance	102,400,000	279,900,000
Euro Borrowings [Member]
Line of Credit Facility [Line Items]
Outstanding Balance	25,100,000
Canadian Borrowings [Member]
Line of Credit Facility [Line Items]
Outstanding Balance	59,400,000
Unsecured revolving credit facility with PNC Bank N.A. [Member]
Line of Credit Facility [Line Items]
Unsecured revolving credit facility	65,000,000
Outstanding Balance	40,000,000
Secured Term Loan with Key Bank N A [Member]
Line of Credit Facility [Line Items]
Accordion feature	600,000,000
Specified spread term loan facility LIBOR rate	1.70%
Term loans before amendment	550,000,000
Term loan after amendment	500,000,000
Extension period of term loan	1 year
Outstanding Balance	$ 500,000,000	$ 600,000,000